RESTATEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 17                              RESTATEMENT

On February 6, 2013, pursuant to a comment letter issued by the Staff of the Securities and Exchange Commission (the "SEC") relating to the Form 10-Q for Fiscal Quarter Ended September 30, 2012 ("Form 10-Q") filed by the Company on November 9, 2012, management of the Company, after discussions with the board of directors, the Company's independent registered public accounting firm, and the Staff of the SEC, concluded that the previously-issued consolidated financial statements for the Fiscal Quarter Ended September 30, 2012 contained in the Company's Form 10-Q (the "Financial Statements") should no longer be relied upon.  The discussions with the Staff of the SEC concerned the capitalization of certain costs to improve the Ruby Mine, including tunnel/infrastructure and access road improvements.  These costs had been capitalized on the Company's balance sheet. The Commission has clearly stated in a comment letter received on February 5, 2013, that "It is our position that once you acquired the Ruby property with the intent to explore it and, if determined to be feasible, ultimately extract minerals, these types of improvement activities are considered exploration stage activities, and their costs should be expensed unless the improvements have alternative future use."  After extensive consultation with our auditors and the SEC, we concluded that it necessary to make revisions to comply with the Commission's position, and to file our Form 10-K for the year ended December 31, 2012 with restated audited December 31, 2011 financial statements and unaudited restatements of the quarters ended March 31, 2012, June 30, 2012, and September 30, 2012 to remove the aforementioned capitalized development costs from our Consolidated Balance Sheets and expense them in full on our Consolidated Statements of Operations.

The resulting effect on the June 30, 2012 financial statements  is: (1) a decrease in the capitalization of mineral claims by $312,898, (2) an increase of $218,617 in Mineral Property expenses, (3) an increase of $218,617 in net loss (increase of $0.01 loss per share), and (4) an increase in total stockholders' deficit of $573,091.  The increase in net loss resulted in no net change to cash used in operating activities.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through June 30, 2013 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

Below is the restated balance sheet and income statement related to the restatement of the six months ended June 30, 2012.

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2012 (Unaudited)

	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND SIX MONTH PERIODS ENDING JUNE 30, 2012 (Unaudited)

	3 months ended June 30, 2012	Adjustments	As Restated	6 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-	$-	-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701	166,286	-	166,286
Mining Property Costs	32,687	106,349	139,036	88,533	218,617	307,150
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	26,185	-	26,185	52,370	-	52,370
Professional Services	6,750	-	6,750	25,250	-	25,250
Total Operating Expenses	144,323	106,349	250,672	338,439	218,617	557,056
Net Operating Loss	(144,323)	(106,349)	(250,672)	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	(120)	-	(120)	425	-	425
Interest Expense	(105,048)	-	(105,048)	(167,787)	-	(167,787)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	-	-	-	-	-	-
Accretion Expense	(76)	-	(76)	(203)	-	(203)
Other Expense	-	-	-	(175,047)	-	(175,047)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	-	-	-	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)	(338,112)	-	(338,112)
Net Loss	(249,567)	(106,349)	(355,916)	(676,551)	(218,617)	(895,168)
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)	(676,551)	(248,037)	(924,588)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Basic Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Diluted Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)

NOTE 19          RESTATEMENT OF THE YEARS ENDED DECEMBER 31, 2012 AND DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012

The Company has restated its annual financial statements from amounts previously reported for the years ended December 31, 2012 and December 31, 2011.

The Company has determined that certain development and construction costs related to the Ruby Mine that were capitalized on our Consolidated Balance Sheets must be expensed in full on our Consolidated Statements of Operations.  In addition to restating the annual audited statements as of December 31, 2011, the Company has included restatements of all unaudited quarterly financial statements for the year ended December 31, 2012.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through December 31, 2012 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

CONSOLIDATED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND DECEMBER 31, 2011

	Dec 31, 2011 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$129,888	-	129,888
Accounts Receivable	982		982
Total Current Assets	130,870	-	130,870

Other Assets
Certificates of Deposit	171,875	-	171,875
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims – Unproved	1,891,845	(94,281)	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	733,885	-	733,885
Purchase Option - Taber Mine	-	-	-
Other Assets	4,000	-	4,000
Available For Sale Securities	-	-	-
Reclamation Bond – Fraser River	-	-	-
Total Other Assets	2,806,946	(94,281)	2,712,665
TOTAL ASSETS	$2,937,816	(94,281)	2,843,535

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$5,942	-	5,942
Accrued Expenses - Related Party	784,474	-	784,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	-	-	-
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	25,000	-	25,000
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discounts of $0 and $20,568, respectively)	4,432	-	4,432
Note Payable – Ruby Mine Mortgage	1,889,185	-	1,889,185
Total Current Liabilities	2,709,033	-	2,709,033

Long-Term Liabilities
Asset Retirement Obligation	5,147	-	5,147
Total Long-Term Liabilities	5,147	-	5,147
Total Liabilities	$2,714,180	-	2,714,180

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	-	88,273	88,273
Total Commitment & Contingencies	-	88,273	88,273

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	97,664	(881)	96,783
Additional Paid-In Capital	11,358,733	(87,392)	11,271,341
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,261,861)	(94,281)	(11,356,142)
Total Stockholders’ Equity (Deficit)	223,636	(182,554)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,937,816		2,843,535

	Dec 31, 2012 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Purchase Option - Taber Mine	-	-	-
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2011

	12 months ended December 31, 2011	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	43,216	-	43,216
General & Administrative Costs	345,451	-	345,451
Mining Property Costs	170,856	94,281	265,137
Impairment Expense	124,343	-	124,343
Accretion Expense	243	-	243
Depreciation Expense	60,560	-	60,560
Professional Services	52,970	-	52,970
Total Operating Expenses	797,639	94,281	891,920
Net Operating Loss	(797,639)	(94,281)	(891,920)
Other Income (Expenses)
Gain on Mineral Claim Sales	103,500	-	103,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	532	-	532
Interest Expense	(166,748)	-	(166,748)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	(29,018)	-	(29,018)
Accretion Expense	-	-	-
Loss on Settlement	(62,095)	-	(62,095)
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(153,829)	-	(153,829)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(951,468)	(94,281)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	-	974	974
Accretion of Discount on Redeemable Common Stock	-	-	-
Interest on Redeemable Common Stock	-	(247)	(247)
Net Loss Attributable to Common Shareholders	(951,468)	(93,554)	(1,045,022)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	91,479,959	-	91,479,959
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	91,479,959	-	91,479,959
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

CONSOLIDATED STATEMENT OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2012

	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Impairment Expense	5,341	-	5,341
Accretion Expense	513	-	513
Depreciation Expense	98,673	-	98,673
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500		4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	-	-	-
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	-	-	-
Diluted Net Gain (Loss) per Share	-	-	-

CONSOLIDATED BALANCE SHEET AS OF MARCH 31, 2012 (Unaudited)

	Mar 31, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$118,734	-	$118,734
Accounts Receivable	-	-	-
Total Current Assets	118,734	-	118,734

Other Assets
Certificates of Deposit	172,133	-	172,133
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,004,295	(206,550)	1,797,745
Property, Plant & Equipment, net of accumulated depreciation	707,700	-	707,700
Purchase Option - Taber Mine	10,000	-	10,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,901,469	(206,550)	2,694,919
TOTAL ASSETS	$3,020,203	$(206,550)	$2,813,653

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$30,976	-	$30,976
Accrued Expenses - related party	812,474	-	812,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	3,348	-	3,348
Convertible notes payable (net of discount of $146,198)	53,802	-	53,802
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $4,069)	5,931	-	5,931
Note Payable – Ruby Mine Mortgage	1,873,275	-	1,873,275
Total Current Liabilities	2,779,806	-	2,779,806

Long-Term Liabilities
Asset Retirement Obligation	5,198	-	5,198
Total Long-Term Liabilities	5,198	-	5,198
Total Liabilities	$2,785,004	-	$2,785,004

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 1,914,491 shares outstanding at March 31, 2012	-	189,904	189,904
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2012	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at March 31, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at March 31, 2012	98,725	(1,915)	96,810
Additional Paid-In Capital	11,796,219	(187,989)	11,608,230
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,688,845)	(206,550)	(11,895,395)
Total Stockholders’ Equity (Deficit)	235,199	(396,454)	(161,255)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,020,203	(206,550)	$2,813,653

CONSOLIDATED STATEMENT OF OPERATIONS FOR THE THREE MONTH PERIOD ENDING MARCH 31, 2012 (Unaudited)

	3 months ended March 31, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	93,585	-	93,585
Mining Property Costs	55,846	112,269	168,115
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	18,500	-	18,500
Total Operating Expenses	194,116	112,269	306,385
Net Operating Loss	(194,116)	(112,269)	(306,385)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	545	-	545
Interest Expense	(62,739)	-	(62,739)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(127)	-	(127)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(232,868)	-	(232,868)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(426,984)	(112,269)	(539,253)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(14,606)	(14,606)
Interest on Redeemable Common Stock	-	(2,525)	(2,525)
Net Loss Attributable to Common Shareholders	(426,984)	(129,400)	(556,384)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,127,893
Basic Net Gain (Loss) per Share	$(0.00)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,127,893		98,127,893
Diluted Net Gain (Loss) per Share	$(0.00)		$(0.01)

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2012 (Unaudited)

	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2012	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND SIX MONTH PERIODS ENDING JUNE 30, 2012 (Unaudited)

	6 months ended June30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	166,286	-	166,286
Mining Property Costs	88,533	218,617	307,150
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	52,370	-	52,370
Professional Services	25,250	-	25,250
Total Operating Expenses	338,439	218,617	557,056
Net Operating Loss	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	425	-	425
Interest Expense	(167,787)	-	(167,787)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(203)	-	(203)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(338,112)	-	(338,112)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(676,551)	(218,617)	(895,168)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(676,551)	(248,037)	(924,588)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,712,344	-	98,712,344
Basic Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,712,344	-	98,712,344
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

	3 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701
Mining Property Costs	32,687	106,349	139,036
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	6,750	-	6,750
Total Operating Expenses	144,323	106,349	250,672
Net Operating Loss	(144,323)	(106,349)	(250,672)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	(120)	-	(120)
Interest Expense	(105,048)	-	(105,048)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(249,567)	(106,349)	(355,916)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795
Basic Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795
Diluted Net Gain (Loss) per Share	$(0.00)	-	$(0.00)

CONSOLIDATED BALANCE SHEET AS OF SEPTEMBER 30, 2012 (Unaudited)

	Sep 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$70,726	-	$70,726
Accounts Receivable	-	-	-
Total Current Assets	70,726	-	70,726

Other Assets
Certificates of Deposit	172,378	-	172,378
Deferred Financing Costs, net	21,131	-	21,131
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,187,207	(389,718)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	660,083	-	660,083
Purchase Option - Taber Mine	22,000	-	22,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	3,070,140	(389,718)	2,680,422
TOTAL ASSETS	$3,140,866	(389,718)	$2,751,148

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$31,165	-	$31,165
Accrued Expenses - related party	850,474	-	850,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	18,513	-	18,513
Convertible notes payable (net of discount of $240,325)	357,675	-	357,675
Deferred Gain	-	-	-
Derivative Liability	585,498	-	585,498
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,841,095	-	1,841,095
Total Current Liabilities	3,684,420	-	3,684,420

Long-Term Liabilities
Asset Retirement Obligation	5,350	-	5,350
Total Long-Term Liabilities	5,350	-	5,350
Total Liabilities	$3,689,770	-	$3,689,770

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 3,602,492 shares outstanding at September 30, 2012	-	314,757	314,757
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at September 30, 2012	-		-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized, 0 issued and outstanding at September 30, 2012	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,895,130 shares issued and outstanding at September 30, 2012	100,498	(3,603)	96,895
Additional Paid-In Capital	12,047,659	(311,154)	11,736,505
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(12,726,061)	(389,718)	(13,115,779)
Total Stockholders’ Equity (Deficit)	(548,904)	(704,475)	(1,253,379)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,140,866	(389,718)	$2,751,148

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND NINE MONTH PERIODS ENDING SEPTEMBER 30, 2012 (Unaudited)

	9 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	251,926	-	251,926
Mining Property Costs	151,859	295,437	447,296
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	73,802	-	73,802
Professional Services	36,172	-	36,172
Total Operating Expenses	519,759	295,437	815,196
Net Operating Loss	(519,759)	(295,437)	(815,196)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	584	-	584
Interest Expense	(323,668)	-	(323,668)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(279)	-	(279)
Loss on Settlement	-	-	-
Other Expense	(177,269)	-	(177,269)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(944,441)	-	(944,441)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(1,464,200)	(295,437)	(1,759,637)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(25,599)	(25,599)
Interest on Redeemable Common Stock	-	(14,885)	(14,885)
Net Loss Attributable to Common Shareholders	(1,464,200)	(284,723)	(1,800,121)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,212,170	-	99,212,170
Basic Net Gain (Loss) per Share	$(0.01)		$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,212,170	-	89,719,476
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.02)

	3 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	85,640	-	85,640
Mining Property Costs	63,326	76,820	140,146
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	21,432	-	21,432
Professional Services	10,922	-	10,922
Total Operating Expenses	181,320	76,820	258,140
Net Operating Loss	(181,320)	(76,820)	(258,140)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	159	-	159
Interest Expense	(155,881)	-	(155,881)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(606,329)	-	(606,329)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(787,649)	(76,820)	(864,469)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(4,157)	(4,157)
Interest on Redeemable Common Stock	-	(6,907)	(6,907)
Net Loss Attributable to Common Shareholders	(787,649)	(87,884)	(875,533)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	100,200,957	-	100,200,957
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	100,200,957	-	95,880,831
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)